Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Components of income tax expense
Components of income tax expense were as follows (in thousands):

	Year Ended December 31,
	2015	2014	2013
Current U.S. state	$479	$505	$493
Deferred U.S. state	(228)	43	941
Income tax expense	$251	$548	$1,434